Notes Payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of Notes Payable

At September 30, 2020 and December 31, 2019, notes payable consisted of the following:

	September 30, 2020	December 31, 2019
Principal amounts	$4,572,899	$3,187,125
Less: unamortized debt discount	-	(762,122)
Principal amounts, net	4,572,899	2,425,003
Less: current portion of notes payable	(4,079,592)	(2,425,003)
Notes payable – long-term	$493,307	$-

At December 31, 2019 and 2018, notes payable consisted of the following:

	December 31, 2019	December 31, 2018
Principal amounts	$3,187,125	$2,189,666
Less: unamortized debt discount	(762,122)	(255,843)
Principal amounts, net	2,425,003	1,933,823
Less: current portion of notes payable	(2,425,003)	(1,509,804)
Notes payable – long-term	$-	$424,019